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                                       NEW YORK LIFE INSURANCE COMPANY
                                       51 Madison Avenue, 10SB
                                       New York, NY  10010
                                       Bus: (212) 576-5522
                                       Fax: (212) 576-7101
                                       E-Mail:Charles_F_Furtado@newyorklife.com

                                       CHARLES F. FURTADO, JR.
                                       Assistant General Counsel

                                       May 7, 2010

VIA EDGAR

Securities and Exchange Commission
100 F Street, NE
Washington, D.C. 20549

Re: New York Life Insurance and Annuity Corporation ("NYLIAC")
    NYLIAC Variable Universal Life Separate Account - I (the "Registrant") Initial Registration Statement on Form N-6 for New York Life Lifetime Wealth Variable Universal Life Insurance Policy (the "Policy")

Commissioners:

     Submitted herewith for filing on behalf of the Registrant and its depositor, NYLIAC, is one electronically formatted copy of the above-referenced registration statement on Form N-6 (the "Registration Statement") under the Securities Act of 1933, as amended and the Investment Company Act of 1940, as amended.

                           1. REGISTRATION STATEMENT

     The Registration Statement relates to a new policy that NYLIAC plans to market under the name "New York Life Lifetime Wealth Variable Universal Life." Interests in the Policy will be offered through the Registrant, which is a separate account of NYLIAC established on June 4, 1993, pursuant to resolutions of NYLIAC's Board of Directors.

                         2. TIMETABLE FOR EFFECTIVENESS

     NYLIAC desires to begin marketing the Policy on or about August 13, 2010 ("Launch Date"). Accordingly, we would appreciate the Commission staff's efforts in processing the Registration Statement so that it may be declared effective on or before August 2, 2010, to provide enough time to print the prospectuses in advance of the Launch Date.

     At the appropriate time, Registrant and its principal underwriter, NYLIFE Distributors, LLC will request acceleration of the effectiveness of the Registration Statement in writing pursuant to Rule 461 under the Securities Act.
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Securities and Exchange Commission
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     I look forward to receiving your comments at your earliest convenience.  If you have any questions concerning this filing, please contact the undersigned at
(212) 576-5522.

                                                  Very truly yours,

                                                  Charles F. Furtado, Jr.
                                                  Assistant General Counsel

cc:  Mr. Patrick Scott
     Mr. Frederick Bellamy